GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of carrying amount of goodwill	Changes in the carrying amount of goodwill:
	December 31,
	2018	2019

Balance as of beginning of the year	$69,217	$82,400
Goodwill acquired	13,183	-

Closing balance	$82,400	$82,400

Schedule of Intangible Assets

The composition of intangible assets is as follows:

	December 31,
	2018	2019

Original amount:

Technology	$26,141	$26,141
Customer relationships	5,120	5,120
Other	664	664

	31,925	31,925

Less - accumulated amortization	17,193	22,782

Intangible assets, net	$14,732	$9,143

Schedule of Future Amortization Expense	The estimated future amortization expense of intangible assets as of December 31, 2019 is as follows:
2020	3,821
2021	2,740
2022	1,808
2023	390
2024	128
Thereafter	256

$9,143